UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment            [x]; Amendment Number:  1

This amendment (Check only one.):  [ ] is a restatement.
                                   [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Global Management, LLC

Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles P. Coleman III
Title:    Managing Member
Phone:    212-984-2500

Signature, Place and Date of Signing:


 /s/ Charles P. Coleman         New York, New York             July 3, 2008
------------------------     ------------------------     ---------------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       1

Form 13F Information Table Value Total:      $6,749
                                             (thousands)

                                                              FORM 13F INFORMATION TABLE
                                                             VALUE    SHRS OR  SH/ PUT/   INVSTMT  OTHER        VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP    x($1000)   PRN AMT  PRN CALL   DISCRTN  MNGRS     SOLE     SHARED   NONE
         --------------        --------------     -----    --------   -------  --- ----   -------  -----     ----     ------   ----

LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108    6749     285000   SH         SOLE     NONE      285000     0        0

SK 03559-0005 855186